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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 033-63212)	☑

Pre- Effective Amendment No. ___	☐

Post-Effective Amendment No. 63	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940 (No. 811-07736)	☑

Amendment No. 65	☑
(Check appropriate box or boxes.)
JANUS ASPEN SERIES

(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: 303-333-3863
Stephanie Grauerholz-Lofton – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)

☑	on September 6, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                                                      ▼ September 6, 2012

Service Shares Ticker
Mathematical
Janus Aspen INTECH U.S. Low Volatility Portfolio	N/A

Janus Aspen Series

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Aspen INTECH U.S. Low Volatility Portfolio (the “Portfolio” or “INTECH U.S. Low Volatility Portfolio”), a series of Janus Aspen Series (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to the Portfolio. The Portfolio is subadvised by INTECH Investment Management LLC (“INTECH”). The Portfolio currently offers one class of shares. The Service Shares (the “Shares”) are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, “variable insurance contracts”), as well as certain qualified retirement plans.

This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

Table of contents

Portfolio summary
Janus Aspen INTECH U.S. Low Volatility Portfolio	2

Additional information about the Portfolio
Fees and expenses	5
Additional investment strategies and general portfolio policies	5
Risks of the Portfolio	7

Management of the Portfolio
Investment adviser	10
Management expenses	10
Subadviser	11
Investment personnel	11

Other information	13

Distributions and taxes	14

Shareholder’s guide
Pricing of portfolio shares	15
Distribution and shareholder servicing fee	16
Payments to financial intermediaries by Janus Capital or its affiliates	16
Purchases	17
Redemptions	18
Excessive trading	18
Shareholder communications	21

Financial highlights	22

Glossary of investment terms	23

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Portfolio summary

Janus Aspen INTECH U.S. Low Volatility Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

INTECH U.S. Low Volatility Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses(1)	0.16%
Total Annual Fund Operating Expenses	0.91%

(1)	Since the Portfolio is new, Other Expenses are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$92	$289

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets in U.S. stocks from the universe of the S&P 500® Index utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States. The Portfolio seeks to achieve market-like returns over the long-term, with lower absolute volatility than the S&P 500® Index (the Portfolio’s benchmark index). In this context, absolute volatility refers to the variation in the returns of the Portfolio. Over time, and under normal market conditions, the Portfolio seeks to generate returns equal to those of the S&P 500® Index but with absolute volatility approximately 20%-40% lower than the S&P 500® Index.

The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the S&P 500® Index. The goal of this process is to combine stocks that individually have higher relative volatility and lower correlations with each other in an effort to reduce the Portfolio’s absolute volatility, while still generating market-like returns over a full market cycle. Although the Portfolio may underperform its benchmark in sustained up markets, this strategy seeks to minimize losses in down markets.

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In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the S&P 500® Index using an optimization process designed to determine the most effective weightings of each stock in the Portfolio. Once INTECH determines such proportions and the Portfolio’s investments are selected, the Portfolio is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover compared to a “buy and hold” strategy.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On an occasional basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the Portfolio, might not provide the intended results, and may adversely impact the Portfolio’s performance. In particular, INTECH’s low volatility strategy may underperform the S&P 500® Index during certain periods of up markets and may not achieve the desired level of protection in down markets.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Portfolio does not have a full calendar year of operations. Performance information for certain periods will be included in the Portfolio’s first annual and/or semiannual report.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: INTECH Investment Management LLC

Portfolio Management: A team of investment professionals consisting of Adrian Banner, Ph.D. (Chief Investment Officer or Co-Chief Investment Officer of INTECH since January 2009), Vassilios Papathanakos, Ph.D. (Director of Research at INTECH since January 2007), and Joseph W. Runnels, CFA (Vice President of Portfolio Management at INTECH since March 2003) works together to implement the mathematical investment process. No one person of the Portfolio’s investment team is primarily responsible for implementing the investment strategies of the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

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TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

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Additional information about the Portfolio

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. The fees and expenses shown reflect estimated annualized expenses that the Shares expect to incur during the Portfolio’s initial fiscal year.

•	“Annual Fund Operating Expenses” are paid out of the Portfolio’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Portfolio Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Portfolio to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees.” Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	“Other Expenses”

○	may include acquired fund fees and expenses, which are indirect expenses the Portfolio may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. Such amounts are currently estimated to be less than 0.01%.

○	may include reimbursement to Janus Services LLC of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders, including servicing provided by third parties.

•	Janus Capital has contractually agreed to waive the Portfolio’s “Total Annual Fund Operating Expenses” to a certain limit until at least May 1, 2014. The expense limit is described in the “Management Expenses” section of this Prospectus.

•	All expenses in the Portfolio’s “Fees and Expenses of the Portfolio” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Portfolio’s Board of Trustees (“Trustees”) may change the Portfolio’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Portfolio’s objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Portfolio and provide further information including, but not limited to, the types of securities the Portfolio may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Portfolio’s policy with respect to borrowing, the percentage limitations described in the SAI normally apply only at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Portfolio normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Portfolio may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Portfolio. To the extent the Portfolio invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash.

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Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets
To the extent that securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets” may be included in the Portfolio’s benchmark index, INTECH’s mathematical investment process may select this type of security. Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. A summary of the Portfolio’s investments by country is contained in the Portfolio’s shareholder reports and in the Portfolio’s Form N-Q reports, which are filed with the Securities and Exchange Commission (“SEC”), when available.

Foreign Securities
To the extent that foreign securities may be included in the Portfolio’s benchmark index, INTECH’s mathematical investment process may select foreign securities from within the Portfolio’s benchmark index, regardless of where an issuer or company is located. There are no limitations on the countries in which the Portfolio may invest.

Investment Process
INTECH applies a mathematical investment process to construct an investment portfolio for the Portfolio. INTECH developed the formulas underlying this mathematical investment process. The mathematical investment process is designed to minimize the Portfolio’s volatility (variation in the returns of the stocks held by the Portfolio). The low volatility process seeks to generate market-like returns over the long term, while controlling the variability of the Portfolio’s returns. The mathematical investment process involves:

•	selecting stocks primarily from stocks within the Portfolio’s benchmark index;
•	periodically determining a target weighting of these stocks and rebalancing to the target weighting; and
•	monitoring the total risk and volatility of the Portfolio’s holdings.

INTECH seeks, over time, to achieve market-like returns, as measured by the performance of the Portfolio’s benchmark index, through its mathematical investment process. INTECH seeks to identify stocks for the Portfolio in a manner that reduces the overall portfolio volatility below that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results. The Portfolio may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

Portfolio Turnover
In general, the Portfolio intends to purchase securities for long-term investment consistent with INTECH’s mathematical investment process. To a limited extent, however, portfolio securities may be held for relatively shorter periods. Short-term transactions may also result from liquidity needs, securities having reached a price objective, changes in the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment. As a result of INTECH’s mathematical investment process, the Portfolio may sell one security and simultaneously purchase the same or a comparable security. Portfolio turnover may also be affected by market conditions, changes in the size of the Portfolio, and the nature of the Portfolio’s investments. Portfolio turnover rates are not a factor in making buy and sell decisions.

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The rebalancing techniques used by the Portfolio may result in higher portfolio turnover compared to a “buy and hold” fund strategy. INTECH periodically rebalances the stocks in its portfolio to its target weighting versus the Portfolio’s benchmark index, as determined by INTECH’s mathematical investment process.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover also may have a negative effect on the Portfolio’s performance.

Other Types of Investments
Unless otherwise stated within its specific investment policies, the Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio’s assets or reducing risk; however, they may not achieve the Portfolio’s investment objective. These securities and strategies may include:

•	exchange-traded funds

•	various derivative transactions including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

RISKS OF THE PORTFOLIO

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Portfolio. Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The Portfolio’s performance may also be significantly affected, positively or negatively, by certain types of investments, such as derivative investments. The following information is intended to help you better understand some of the risks of investing in the Portfolio. The impact of the following risks on the Portfolio may vary depending on the Portfolio’s investments. The greater the Portfolio’s investment in a particular security, the greater the Portfolio’s exposure to the risks associated with that security. Before investing in the Portfolio, you should consider carefully the risks that you assume when investing in the Portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Emerging Markets Risk. As previously noted, to the extent that securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets” may be included in the Portfolio’s benchmark index, INTECH’s mathematical investment process may select this type of security. Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced

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mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. The securities markets of many of these countries may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. The Portfolio may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Foreign Exposure Risks. Within the parameters of its specific investment policies and to the extent that companies included in the Portfolio’s benchmark index may have a foreign presence, the Portfolio may be subject to foreign investment risk. Such risks include political and economic risks, and geographic investment risk due to greater exposure to a particular country or geographic region.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Portfolio’s investments, if any, in multiple companies in a particular industry increase the Portfolio’s exposure to industry risk.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a “buy and hold” fund strategy. There is a risk that INTECH’s method of identifying stocks will not result in the desired volatility or correlation characteristics. In either case, the Portfolio may not achieve its investment objective. On an occasional basis, INTECH makes changes to its mathematical investment process. These changes may result in changes to the holdings, might not provide the intended results, and may adversely impact the Portfolio’s performance. In addition, others may attempt to utilize public information related to INTECH’s investment strategy in a way that may affect performance.

To minimize the risk of significant underperformance relative to the benchmark index, INTECH has designed certain risk controls. The Portfolio normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, it may invest in exchange-traded funds or use futures and options to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Portfolio.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s holdings decreases, the Portfolio’s net asset value will also decrease, which means if you sell your shares in the Portfolio you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Portfolio, such as a decline in the value and liquidity of many securities held by the Portfolio, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Portfolio expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More

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specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by the Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Real Estate Risk. The Portfolio may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Portfolio’s investments in foreign real estate markets differently than U.S. real estate markets.

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Management of the Portfolio

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Portfolio. INTECH is responsible for the day-to-day management of the Portfolio’s investment portfolio subject to the general oversight of Janus Capital. Janus Capital also provides certain administration and other services and is responsible for other business affairs of the Portfolio.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Portfolio also pays for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio.

MANAGEMENT EXPENSES

The Portfolio pays Janus Capital an investment advisory fee and incurs expenses, including the distribution and shareholder servicing fees (12b-1 fee), any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Portfolio’s investment advisory fee is calculated daily and paid monthly. The Portfolio’s advisory agreement details the investment advisory fee and other expenses that the Portfolio must pay. Janus Capital pays INTECH a subadvisory fee from its investment advisory fee for managing the Portfolio.

The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate). The investment advisory fee rate is aggregated to include all investment advisory fees paid by the Portfolio. The rate shown is a fixed rate based on the Portfolio’s average daily net assets.

Contractual
	Average Daily	Investment
	Net Assets	Advisory Fee (%)
Portfolio Name	of the Portfolio	(annual rate)
INTECH U.S. Low Volatility Portfolio(1)	All Asset Levels	0.50

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory and subadvisory agreement will be included in the Portfolio’s next annual or semiannual report to shareholders, following such approval. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Portfolio, see the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the

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Prospectus. Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Portfolio Name	Expense Limit Percentage (%)
INTECH U.S. Low Volatility Portfolio(1)	0.75

(1)	For a period of three years subsequent to the Portfolio’s commencement of operations (September 6, 2012), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit.

SUBADVISER

INTECH Investment Management LLC (“INTECH”) serves as subadviser to the Portfolio. INTECH (together with its predecessors), CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the Portfolio. Janus Capital owns approximately 95% of INTECH.

INVESTMENT PERSONNEL

A team of investment professionals consisting of Adrian Banner, Vassilios Papathanakos, and Joseph Runnels works together to implement the mathematical investment process. No one person of the investment team is primarily responsible for implementing the investment strategies of INTECH U.S. Low Volatility Portfolio.

Adrian Banner, Ph.D., has been Chief Investment Officer or Co-Chief Investment Officer (“CIO”) of INTECH since January 2009. Dr. Banner, previously Senior Investment Officer from September 2007 to January 2009, and Director of Research from August 2002 to August 2007, joined INTECH in August 2002. He received his Ph.D. in Mathematics from Princeton University and holds a M.Sc. and a B.Sc. in Mathematics from the University of New South Wales, Australia. Dr. Banner has delivered lectures on the stability of market capitalization at a number of academic and professional conferences. Dr. Banner continues to teach at Princeton University, where he is also a part-time Lecturer in the Department of Mathematics. Dr. Banner implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the investment process and reviews and recommends improvements.

Vassilios Papathanakos, Ph.D., has been Director of Research of INTECH since January 2007. Dr. Papathanakos joined INTECH in October 2006 as Associate Director of Research. He received his Ph.D. in Physics from Princeton University and holds a B.S. in Physics from the University of Ioannina, Greece. Dr. Papathanakos taught at Princeton University, at the undergraduate and graduate level. Dr. Papathanakos lectured on both theoretical and applied aspects of investing at a number of academic and professional conferences. Dr. Papathanakos implements the optimization process and collaborates in the execution of portfolio management and trading. He conducts mathematical research within the framework of Stochastic Portfolio Theory.

Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

Information about the investment personnel’s compensation structure and other accounts managed, as well as the aggregate range of their individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital and INTECH each manage many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of

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long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. To the extent that the Portfolio is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Portfolio. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolio’s SAI.

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Other information

CLASSES OF SHARES

The Portfolio currently offers one class of shares, the Service Shares. The Shares are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans, that require a fee from Portfolio assets to procure distribution and/or administrative services to contract owners and plan participants.

DISTRIBUTION OF THE PORTFOLIO

The Portfolio is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Portfolio’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Portfolio have been held. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

Distribution Schedule
Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Distributions of net investment income and net capital gains, if any, are automatically reinvested in additional Shares of the Portfolio.

How Distributions Affect the Portfolio’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Portfolio’s daily net asset value (“NAV”). The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio’s share price was $10.00 on December 30, the Portfolio’s share price on December 31 would be $9.75, barring market fluctuations.

TAXES

Taxes on Distributions
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if withdrawals are made from a retirement plan before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

Taxation of the Portfolio
Dividends, interest, and some capital gains received by the Portfolio on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code. Portfolios that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

Investors may not purchase or redeem Shares of the Portfolio directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through certain qualified retirement plans. Refer to the prospectus for the participating insurance company’s separate account or your plan documents for instructions on purchasing or selling of variable insurance contracts and on how to select the Portfolio as an investment option for a contract or a qualified retirement plan.

With certain limited exceptions, the Portfolio is available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Portfolio’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Foreign securities held by the Portfolio may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Portfolio’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Portfolio’s Shares.

All purchases and redemptions will be duly processed at the NAV next determined after your request is received in good order by the Portfolio or its agents. In order to receive a day’s price, your order must be received in good order by the Portfolio (or insurance company or plan sponsor) or its agents by the close of the regular trading session of the NYSE.

Securities held by the Portfolio are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Portfolio may use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Portfolio’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Portfolio’s securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Portfolio’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Portfolio may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. The Portfolio’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Portfolio, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

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DISTRIBUTION AND SHAREHOLDER SERVICING FEE

Distribution and Shareholder Servicing Plan
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Shares may pay Janus Distributors, the Trust’s distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or administrative services performed by such entities. Because 12b-1 fees are paid out of the Portfolio’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From its own assets, Janus Capital or its affiliates may pay fees to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market, or promote the Portfolio or perform related services for contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolio. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the fees described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of

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the Portfolio and when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

PURCHASES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares at the discretion of Janus Capital. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or their affiliates, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolio or that provide services in connection with investments in the Portfolio. You should consider such arrangements when evaluating any recommendation of the Portfolio.

The Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolio is not intended for excessive trading. For more information about the Portfolio’s policy on excessive trading, refer to “Excessive Trading.”

The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your insurance company or plan sponsor is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your insurance company or plan sponsor may temporarily limit additional share purchases. In addition, your insurance company or plan sponsor may close an account if they are unable to verify a shareholder’s identity. Please contact your insurance company or plan sponsor if you need additional assistance when completing your application or additional information about the insurance company or plan sponsor’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus Capital’s Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Potential Conflicts
Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to unaffiliated variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolio may refuse to sell its Shares to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio’s shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans, and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

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REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through certain qualified retirement plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day on which the Portfolio’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Portfolio for cash redemptions.

While the Portfolio may pay redemptions in-kind, the Portfolio may instead choose to raise cash to meet redemption requests through the sale of portfolio securities or permissible borrowings. If the Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and may increase brokerage costs.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares (“excessive trading”). The Portfolio is intended for long-term investment purposes only, and the Portfolio will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolio may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolio’s shares by multiple investors are aggregated by the intermediary and presented to the Portfolio on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Portfolio attempts to deter excessive trading through at least the following methods:

•	trade monitoring; and

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•	fair valuation of securities as described under “Pricing of Portfolio Shares.”

Generally, a purchase and redemption of Shares from the Portfolio (i.e., “round trip”) within 90 calendar days may result in enforcement of the Portfolio’s excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolio reserves the right to reject any purchase request as explained above.

The Portfolio monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in the Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolio’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Portfolio’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolio’s excessive trading policies and procedures and may be rejected in whole or in part by the Portfolio. The Portfolio, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolio, and thus the Portfolio may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio.

In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolio or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolio’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Portfolio shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolio’s methods to detect and deter excessive trading.

The Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Portfolio. For example, the Portfolio may refuse a purchase order if the investment personnel believe they would be unable to invest the money effectively in accordance with the Portfolio’s investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Portfolio’s policies and procedures regarding excessive trading may be modified at any time by the Portfolio’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Portfolio’s long-term shareholders. Excessive trading into and out of the Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a

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portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Portfolio’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. Although the Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

Although the Portfolio takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolio may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the Portfolio’s identification of excessive trading transactions in the Portfolio through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of the Portfolio. Although the Portfolio encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolio cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolio.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings at any time subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, consisting of security names only in alphabetical order and aggregate percentage of the Portfolio’s total assets, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made

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without prior notice to shareholders. A summary of the Portfolio’s holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolio’s SAI.

SHAREHOLDER COMMUNICATIONS

Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolio. These reports show the Portfolio’s investments and the market value of such investments, as well as other information about the Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust’s fiscal year ends December 31.

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Financial highlights

No financial highlights are presented for the Portfolio since the Portfolio is new.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolio may invest, as well as some general investment terms. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Portfolio with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Portfolio with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Portfolio’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Portfolio’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolios are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a

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portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Portfolio’s total assets in an industry or group of industries.

Leverage is when a Portfolio increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Portfolio’s short sales effectively leverage a Portfolio’s assets. The use of leverage may make any change in a Portfolio’s NAV even greater and thus result in increased volatility of returns. A Portfolio’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force a Portfolio to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Portfolio’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain portfolios, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Portfolio’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Portfolio may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Portfolio owns, or a Portfolio has the right to obtain the amount of the security sold short at a specified date in the future. A Portfolio may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. The Portfolio’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/variable-insurance. Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semiannual reports. In the Portfolio’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/variable-insurance

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-7736.

                                                                                                     ▼ September 6, 2012

Service Shares Ticker
Mathematical
Janus Aspen INTECH U.S. Low Volatility Portfolio	N/A

Janus Aspen Series

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for the Service Shares (the “Shares”) of Janus Aspen INTECH U.S. Low Volatility Portfolio, which is a separate series of Janus Aspen Series, a Delaware statutory trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.

Shares of the Portfolio may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) and by certain qualified retirement plans.

This SAI is not a Prospectus and should be read in conjunction with the Portfolio’s Prospectus dated September 6, 2012, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Portfolio’s operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), contain important financial information about the Portfolio, and are available, without charge, from your plan sponsor, or other financial intermediary, at janus.com/variable-insurance, or by contacting a Janus representative at 1-877-335-2687.

Table of contents

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser and Subadviser	13

Custodian, Transfer Agent, and Certain Affiliations	22

Portfolio Transactions and Brokerage	23

Trustees and Officers	24

Shares of the Trust	32
Net Asset Value Determination	32
Purchases	32
Distribution and Shareholder Servicing Plan	33
Redemptions	33

Income Dividends, Capital Gains Distributions, and Tax Status	35

Principal Shareholders	37

Miscellaneous Information	38
Shares of the Trust	38
Shareholder Meetings	38
Voting Rights	39
Independent Registered Public Accounting Firm	39
Registration Statement	39

Financial Statements	40

Classification, investment policies and restrictions,
and investment strategies and risks

JANUS ASPEN SERIES

This Statement of Additional Information includes information about Janus Aspen INTECH U.S. Low Volatility Portfolio (the “Portfolio” or “INTECH U.S. Low Volatility Portfolio”), which is a series of the Trust, an open-end, management investment company.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. The Portfolio is classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for the Portfolio and is responsible for the general oversight of the subadviser.

SUBADVISER

INTECH Investment Management LLC (“INTECH”) is the investment subadviser for the Portfolio.

INVESTMENT POLICIES AND RESTRICTIONS

The Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolio.

(1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

The Portfolio may not:

(2)	Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of the Portfolio’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Portfolio may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If the Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Portfolio may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, the Portfolio may engage in short sales other than against the box, which involve selling a security that the Portfolio borrows and does not own. The Trustees may impose limits on the Portfolio’s investments in short sales, as described in the Portfolio’s Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Portfolio does not intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Portfolio may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of the Portfolio’s policies on investing in particular industries, as of the date of this SAI, the Portfolio relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Portfolio intends to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Portfolio may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT STRATEGIES AND RISKS

Diversification
Portfolios are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in companies that the investment personnel have identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of a portfolio.

Cash Position
As discussed in the Prospectus, the Portfolio’s cash position may temporarily increase under various circumstances. Securities that the Portfolio may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Portfolio may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

The Portfolio normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Portfolio may use exchange-traded funds as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolio may also invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program (the “Cash Sweep Program”). Through this program, the Portfolio may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Portfolio’s otherwise applicable percentage limits, policies, or its normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Illiquid Investments
Although the Portfolio intends to invest in liquid securities, the Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Portfolio. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of the Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolio’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of the Portfolio’s net assets after the time of purchase, the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the investment personnel may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Portfolio to decline.

Securities Lending
Under procedures adopted by the Trustees, certain portfolios may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. A portfolio does not have the right to vote on securities while they are being lent; however, the portfolio may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a portfolio is unable to recover a security on loan, that portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the portfolios and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the portfolios and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the portfolios may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Equity Securities
The Portfolio may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
Within the parameters of its specific investment policies and to the extent that foreign securities may be included in the Portfolio’s benchmark index, the Portfolio may invest in foreign securities. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because the Portfolio’s performance may depend on factors other than the performance of a particular company. Foreign investments may be subject to heightened political and economic risks. To the extent the Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region.

Emerging Markets
Within the parameters of its specific investment policies and to the extent that they may be included in the Portfolio’s benchmark index, the Portfolio may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business. A summary of the Portfolio’s investments by country is contained in the Portfolio’s shareholder reports and Form N-Q reports, which are filed with the SEC, when available.

Investment Company Securities
From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Portfolio from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Portfolio’s total assets; or (iii) securities of such other investment company and all other investment companies owned by the Portfolio having a value in excess of 10% of the Portfolio’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Portfolio may purchase unlimited shares of affiliated or non-affiliated money market funds through the Cash Sweep Program, and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Portfolio invests in money market funds or other funds, the Portfolio will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Portfolio and the money market funds or other funds or investment vehicles in which the Portfolio may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Portfolio and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Portfolio, to acquire their securities in excess of the limits of the 1940 Act.

U.S. Government Securities
To the extent the Cash Sweep Program may invest in U.S. Government securities, the Portfolio may have exposure to such instruments. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Portfolio may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolios must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies and to the extent that they may be included in the Portfolio’s benchmark index, the Portfolio may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Portfolio’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements
Investments made through the Cash Sweep Program are typically in repurchase agreements. When the Portfolio participates in the Cash Sweep Program, it has exposure to repurchase agreements, as well as to reverse repurchase agreements to the extent the Cash Sweep Program utilizes those investments. In a repurchase agreement, an investor purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Cash Sweep Program to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Cash Sweep Program may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless.

The Portfolio may have exposure to reverse repurchase agreements through the Cash Sweep Program. Reverse repurchase agreements are transactions in which an investor sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Cash Sweep Program will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Bank Loans
To the extent the Cash Sweep Program may invest in bank loans, the Portfolio may have exposure to such instruments, which include institutionally-traded floating rate securities. Bank loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. The Cash Sweep Program generally invests in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

Floating Rate Loans
The Portfolio may have exposure to floating rate loans through its investments in the Cash Sweep Program. Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, an investor in floating rate loans relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the investor, and the agent may determine to waive certain covenants contained in the loan agreement that the investor would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, an investor may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The Cash Sweep Program investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Other floating rate securities
To the extent the Cash Sweep Program may invest in other types of floating rate securities, the Portfolio may have exposure to unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

Defaulted Securities
The Portfolio may hold defaulted securities to the extent they are included in the benchmark index. Defaulted securities will be included in the Portfolio’s limit on investments in bonds rated below investment grade. Notwithstanding the investment personnel’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

Futures, Options, and Other Derivative Instruments
The Portfolio may invest, to a limited extent, in various types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, and other equity-linked derivatives.

PORTFOLIO TURNOVER

As of the date of this SAI, portfolio turnover rates are not available for the Portfolio because the Portfolio is new.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings at any time subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, consisting of security names only in alphabetical order and aggregate percentage of the Portfolio’s total assets, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the portfolios’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings. Any confidentiality agreement entered into regarding disclosure of a Janus fund’s portfolio holdings includes a provision that portfolio holdings are the confidential property of a portfolio and may not be shared or used directly or indirectly for any purpose (except as specifically provided in the confidentiality agreement), including trading in Portfolio shares.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

To the best knowledge of the Janus funds, as of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above under ongoing arrangements with the portfolios and/or Janus Capital, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a portfolio. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
ALPS Distributors, Inc.	As needed	Current
AnchorPath Financial, LLC	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Athena Investment Services	As needed	Current
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Bowne & Company Inc.	Daily	Current
Bowne of Dallas	Semi-annually	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current

Name	Frequency	Lag Time
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Cutter Associates, Inc.	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
DTCC Loan/SERV LLC	Daily	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Imagine Software Inc.	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Omgeo LLC	Daily	Current
Pacific Life	As needed	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Promontory Financial Group, LLC	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
QuoteVision Limited	Daily	Current
R.V. Kuhns & Associates	As needed	Current

Name	Frequency	Lag Time
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
Serena Software, Inc.	As needed	Current
SimCorp USA, Inc.	As needed	Current
SS&C Technologies, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Ohio National Life Insurance Company	As needed	Current
The Yield Book Inc.	Daily	Current
Thrivent Financial for Lutherans	As needed	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the portfolios may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and portfolios sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Portfolio’s holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Portfolio’s holdings disclosure policies.

Investment adviser and subadviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Portfolio’s Advisory Agreement will continue in effect for an initial term through May 2014, and then from year to year thereafter so long as such continuance is approved annually by a majority of the Portfolio’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either a majority of the outstanding voting shares of the Portfolio or the Trustees of the Portfolio. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio’s investments, provide office space for the Portfolio, and certain other advisory-related services. The Portfolio pays custodian fees and expenses, any brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and audit expenses, interest and taxes, a portion of trade or other investment company dues and expenses, expenses of shareholders’ meetings, mailing of prospectuses, statements of additional information, and reports to shareholders, fees and expenses of all Portfolio Trustees, other costs of complying with applicable laws regulating the sale of Portfolio shares, compensation to the Portfolio’s transfer agent, and other costs, including shareholder servicing costs. As discussed in this section, Janus Capital has delegated certain management duties for the Portfolio to INTECH pursuant to a subadvisory agreement (“Sub-Advisory Agreement”) between Janus Capital and INTECH.

Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Portfolio, including, but not limited to, NAV determination, portfolio accounting, recordkeeping, blue sky registration and monitoring services, preparation of prospectuses and other Portfolio documents, and other services for which the Portfolio reimburses Janus Capital for its out-of-pocket costs. The Portfolio also pays for the salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. Administration costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadviser) provides to the Portfolio. Some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and compliance staff are shared with the Portfolio.

Many of these costs vary from year to year which can make it difficult to predict the total impact to your Portfolio’s expense ratio, in particular during times of declining asset values of the Portfolio. Certain costs may be waived and/or reimbursed by Janus Capital to the Portfolio pursuant to an expense limitation agreement with the Portfolio.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s Investment Advisory Agreement and Sub-Advisory Agreement will be included in the Portfolio’s next annual or semiannual report to shareholders, following such approval. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

The Portfolio pays a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of the Portfolio and is calculated at the annual rate of 0.50%.

EXPENSE LIMITATIONS

Janus Capital agreed by contract to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution and shareholder servicing fees (12b-1), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how this expense limit affects the total expenses of the Portfolio, refer to the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. Provided that Janus Capital remains investment adviser to the Portfolio, Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.

Expense Limit
Portfolio Name	Percentage (%)

INTECH U.S. Low Volatility Portfolio	0.75 (1)

(1)	Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Portfolio for a three-year period commencing with the operations (September 6, 2012) of the Portfolio, provided that at no time during such period shall the normal operating expenses allocated to the Portfolio, with the exceptions previously noted, exceed the percentage stated.

As of the date of this SAI, no advisory fees were paid because the Portfolio is new.

SUBADVISER
INTECH INVESTMENT MANAGEMENT LLC

Janus Capital has entered into a Sub-Advisory Agreement with INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, on behalf of the Portfolio.

INTECH and its predecessors have been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts. Janus Capital owns approximately 95% of INTECH.

Under the Sub-Advisory Agreement between Janus Capital and INTECH, INTECH is responsible for the day-to-day investment operations of the Portfolio. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust’s registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Portfolio; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Portfolio. The Sub-Advisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

Under the Sub-Advisory Agreement, Janus Capital pays INTECH a fee equal to 50% of the advisory fee payable by INTECH U.S. Low Volatility Portfolio to Janus Capital (calculated after any fee waivers and expense reimbursements).

The Sub-Advisory Agreement with INTECH will continue in effect for an initial term through May 2014, and then from year to year thereafter if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Portfolio, and in either case by vote of a majority of the Independent Trustees of the Portfolio. The Sub-Advisory Agreement is subject to termination at any time by Janus Capital or INTECH by giving 60 days’ advance written notice to the other party or by Janus Capital or the Trust without advance notice if INTECH is unable to discharge its duties and obligations. The Portfolio’s Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of the Portfolio’s Investment Advisory Agreement.

SUBADVISORY FEES

Under the Sub-Advisory Agreement, INTECH is compensated according to the following schedule:

		Subadvisory
Portfolio Name	Subadviser	Fee Rate (%)
INTECH U.S. Low Volatility Portfolio	INTECH	0.25 (1)

(1)	Prior to any fee reimbursement, if applicable.

INTECH U.S. Low Volatility Portfolio pays no fees directly to INTECH. Janus Capital pays the subadvisory fee out of the Portfolio’s advisory fee. INTECH has agreed to waive, in whole or in part, the subadvisory fee paid by Janus Capital. As of the date of this SAI, no subadvisory fees were paid to INTECH because the Portfolio is new.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

In addition to payments made under 12b-1 plans, Janus Capital and its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market or promote the Portfolio, or perform related services for contract owners or plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolio. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolio and, if applicable, when considering which share class of a portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISER

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital, an account may participate in a Primary Offering if the portfolio managers believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts). To the extent a portfolio, such as a new Portfolio, has only affiliated shareholders, such as a portfolio manager or an adviser, and the Portfolio participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and have a conflict with management of the Portfolio.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

INTECH has adopted its own allocation procedures, which apply to the Portfolio. INTECH, the subadviser for the Portfolio, generates daily trades for all of its clients, including the Portfolio, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

The Portfolio and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital or the subadviser has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Janus funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other Janus mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the other Janus mutual funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital, INTECH, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift and Entertainment Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Portfolio shareholders; (v) conduct all personal trading, including transactions in the Portfolio and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Code of Ethics (the “Code of Ethics”), all Janus Capital, INTECH, and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolio, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio. In addition, Janus Capital, INTECH, and Janus Distributors personnel are not permitted to transact in securities held by the Portfolio for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Janus Distributors, and the Portfolio, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio’s Trustees have delegated to Janus Capital or the Portfolio’s subadviser, the authority to vote all proxies relating to the Portfolio’s portfolio securities in accordance with Janus Capital’s or the subadviser’s own policies and procedures. Summaries of Janus Capital’s and the subadviser’s policies and procedures are available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

The Portfolio’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. Mutual fund proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

INTECH INVESTMENT MANAGEMENT LLC
PROXY VOTING PROCEDURES

The following are the procedures for INTECH with respect to the voting of proxies on behalf of all clients for which INTECH has been delegated the responsibility for voting proxies and the keeping of records relating to proxy voting.

General Policy. INTECH’s investment process involves buy and sell decisions that are determined solely by a mathematical formula that selects target holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate-research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services Inc. (“ISS”) to vote all proxies on behalf of client accounts in accordance, at the client’s discretion, with ISS’ Benchmark Proxy Voting Guidelines, Taft-Hartley Proxy Voting Guidelines, Public Fund Proxy Voting Guidelines, Social Proxy Voting Guidelines, or Catholic Proxy Voting Guidelines (collectively referred to as “ISS Recommendations”). The ISS Recommendations are designed with the intent of maximizing the long-term economic benefits to shareholders.

INTECH will vote all proxies on behalf of clients’ accounts in accordance with the ISS Recommendations that best represent the client type. Specifically, unless otherwise directed by a client, INTECH will vote:

•	Corporate, Mutual Fund/Sub-Advised, and Commingled Pool clients in accordance with ISS’ Benchmark (“Benchmark”) Proxy Voting Guidelines, which were developed by ISS to increase total shareholder value and risk mitigation and are generally management oriented.

•	Union and Union Taft-Hartley clients in accordance with ISS’ Taft-Hartley (“Taft-Hartley”) Proxy Voting Guidelines (formerly known as the ISS Proxy Voting Service or PVS Guidelines), which were developed by ISS, in conjunction with the AFL-CIO, with a worker-owner view of long-term corporate value.

•	Public Fund clients in accordance with ISS’ Public Fund (“Public”) Proxy Voting Guidelines, which were developed by ISS to help ensure that public funds fulfill all statutory and common law obligations governing proxy voting with the intent of maximizing long-term economic benefits of its plan participants and beneficiaries.

•	Not-For-Profit (including Endowments and Foundations) clients in accordance with ISS’ Social (“Social”) Proxy Voting Guidelines, which were developed by ISS to recognize that socially responsible institutional shareholders are concerned with economic returns to shareholders and sound corporate governance, along with the ethical behavior of corporations and the social and environmental impact of their actions. ISS’ Catholic Proxy Voting Guidelines (“Catholic”) are also available to clients.

Concurrent with the adoption of these procedures, INTECH will not accept direction in the voting of proxies for which it has voting responsibility from any person or organization other than the ISS Recommendations. Additional information about ISS and the ISS Recommendations is available at http://www.issgovernance.com/policy.

INTECH will only accept direction from a client to vote proxies for the client’s account pursuant to ISS’ Benchmark, Taft-Hartley, Public, Social, or Catholic Proxy Voting Guidelines. Of course, clients are always welcome to retain proxy-voting authority or to revoke previously granted proxy-voting authority.

INTECH takes its responsibility to exercise clients’ votes seriously and will use best commercial efforts to exercise this right in all cases. However, in some circumstances it may be impractical or sometimes impossible for INTECH to vote. For example, with respect to clients that have elected to participate in securities lending it is impractical for INTECH to call back securities to vote proxies. In addition, in international markets where share blocking1 applies, INTECH will not vote due to liquidity constraints.

Delegation of Proxy Voting Administration. INTECH has engaged the services of the Janus Securities Operations Group to oversee ISS in the administration for its proxy voting.

Janus Securities Operations Group. The Janus Securities Operations Group works with ISS and is responsible to INTECH for ensuring that all proxies are voted consistent with ISS’ Benchmark, Taft-Hartley, Public, Social, or Catholic Proxy Voting Guidelines.

Voting and Use of Proxy Voting Service. Pursuant to its relationship with Janus Capital, INTECH has engaged ISS, an independent Proxy Voting Service, to assist in the voting of proxies. ISS is responsible for coordinating with the clients’ custodians to ensure that all proxy materials received by the custodians relating to the clients’ portfolio securities are processed in a timely fashion. ISS is responsible for working with the Janus Securities Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital, or our clients, upon request. Janus Capital has instructed ISS to vote all Janus mutual fund proxies, for which INTECH has voting authority, in accordance with ISS’ Benchmark Proxy Voting Guidelines.

Conflicts of Interest. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

•	ISS shall vote all proxies on INTECH’s behalf in accordance with ISS’ Benchmark, Taft-Hartley, Public, Social, or Catholic Proxy Voting Guidelines. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

•	The Janus Securities Operations Group is not authorized to override any recommendation except upon the receipt of express written authorization from INTECH’s Chief Compliance Officer. The Janus Securities Operations Group shall maintain records of all overrides, including all required authorizations.

•	Without limiting the foregoing, the Janus Securities Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.

•	Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Compliance Officer.

•	All client accounts are prohibited from investing in securities of Janus Capital or securities of its publicly traded affiliates. INTECH maintains a restricted list of securities that may not be purchased on behalf of individual accounts which includes, among other things, affiliates of such accounts. The trading system is designed to prohibit transactions in all securities on the restricted list.

•	At least annually, INTECH reviews ISS’ Policies, Procedures, and Practices Regarding Potential Conflicts of Interest (“ISS’ Conflict Policy”), which addresses conflicts of interest that could arise in connection with advisory services provided by ISS or its affiliates, to ensure ISS’ Conflict Policy is reasonably designed to minimize any such potential conflicts of interest.

In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy-voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a

1 Share blocking is a mechanism used by certain foreign jurisdictions whereby shares to be voted are frozen and may not be traded for a specified period of time prior to a shareholder meeting. Share blocking is intended to facilitate the voting process; however, it also imposes constraints as a pending trade may fail if it settles during the blocked period.

case-by-case basis, the matter shall be referred to the INTECH Chief Compliance Officer to determine whether a material conflict exists. The matter will be reviewed by INTECH’s General Counsel, Chief Financial Officer, and Chief Compliance Officer (“Proxy Review Group”). To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS recommendation unless otherwise determined by the Proxy Review Group.

Reporting and Record Retention. On a quarterly basis, INTECH will provide its clients with the proxy voting record for that client’s account. Janus Capital, on INTECH’s behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and ISS’ Benchmark, Taft-Hartley, Public, Social, and Catholic Proxy Voting Guidelines. Proxy statements received from issuers are either available on the SEC’s EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

Review of Policy. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio and an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolio’s securities and cash held outside the United States. The Portfolio’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolio’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative, recordkeeping, and shareholder relations services for the Portfolio. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

Through Janus Services, the Portfolios pay DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for closed accounts.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

Portfolio transactions and brokerage

INTECH places portfolio transactions using its proprietary trade system software. INTECH has a policy of seeking to obtain best execution (obtaining the most favorable price and efficient execution). INTECH seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. INTECH may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in INTECH’s opinion, to do so will further the goal of obtaining the best available execution. Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

INTECH does not consider research services in selecting brokers. For the Portfolio, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

As of the date of this SAI, the Portfolio did not pay any brokerage commissions because the Portfolio is new.

Brokerage commissions paid by the Portfolio may vary significantly from year to year because of portfolio turnover rates, contract owner and plan participant purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Investment Fund. As of the date of this SAI, collectively, the two registered investment companies consist of 57 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	57	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 4 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	57	Chairman, National Retirement Partners, Inc. (network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

John P. McGonigle 151 Detroit Street Denver, CO 80206 DOB: 1955	Trustee	6/10-Present	Formerly, Vice President, Senior Vice President, and Executive Vice President of Charles Schwab & Co., Inc. (1989-2006).	57	Formerly, Independent Trustee of PayPal Funds (a money market fund) (2008-2011) and Director of Charles Schwab International Holdings (a brokerage service division for joint ventures outside the U.S.) (1999-2006).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	57	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	9/93-Present	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).	57	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	12/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	57	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, Children’s Memorial Hospital (Chicago, IL), The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Rehabilitation Institute of Chicago, and Wal-Mart.

OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee in 2012, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Portfolio Independent Trustee since 2011.

William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Portfolio Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

John P. McGonigle: Service in multiple capacities with a leading financial services firm, including as Head of Mutual Funds and Asset Management, as an independent trustee of a money market fund, and a Portfolio Independent Trustee since 2010.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Portfolio Independent Trustee since 1997.

William D. Stewart: Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Portfolio Independent Trustee since 1993.

Linda S. Wolf: Service as Chairman and CEO of a global advertising firm, service on multiple corporate and nonprofit boards, and a Portfolio Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Nominating and Governance Committee, and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended December 31, 2011(1)

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros (Chair) William D. Stewart	4

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) John P. McGonigle William D. Stewart	4

Investment Oversight Committee	Oversees the investment activities of the Portfolios.	William F. McCalpin (Chair) William D. Cvengros John P. McGonigle James T. Rothe William D. Stewart Linda S. Wolf	5

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin John P. McGonigle	7

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	6

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	8

(1)	The Portfolio commenced operations on September 6, 2012.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The Trustees cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolio. The Trustees may, however, own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Portfolio described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

William D. Cvengros	None	Over $100,000

John P. McGonigle	None	Over $100,000(1)

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Linda S. Wolf	None	Over $100,000(1)

(1)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Portfolio’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

The following table shows the aggregate compensation paid to each Independent Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Portfolio for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	December 31, 2011(1)	December 31, 2011(2)(3)
Independent Trustees

William F. McCalpin, Chairman and Trustee(4)(5)	N/A	$387,000

William D. Cvengros, Trustee	N/A	$257,000

John P. McGonigle, Trustee(5)	N/A	$277,000

James T. Rothe, Trustee(5)	N/A	$292,500

William D. Stewart, Trustee(5)	N/A	$279,000

Linda S. Wolf, Trustee(5)	N/A	$298,000

(1)	Since the Portfolio is new, no fees were paid during the fiscal year ended December 31, 2011. The aggregate compensation paid by the Portfolio is estimated for its initial fiscal period ending December 31, 2012 and for its first full fiscal year, January 1, 2013 through December 31, 2013 as follows: William F. McCalpin $192; William D. Cvengros $126; John P. McGonigle $129; James T. Rothe $143; William D. Stewart $137; and Linda S. Wolf $146.

(2)	For all Trustees, includes compensation for service on the boards of two Janus trusts comprised of 55 portfolios.

(3)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year shown are as follows: John P. McGonigle $83,100.
(4)	Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(5)	Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.

INTECH INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the investment personnel as of June 30, 2012. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered	Other Pooled
		Investment	Investment
		Companies(1)	Vehicles(2)	Other Accounts(3)
Adrian Banner	Number of Other Accounts Managed	16	27	208
	Assets in Other Accounts Managed	$3,943,708,103	$6,819,258,538	$28,616,562,049
Vassilios Papathanakos	Number of Other Accounts Managed	16	27	208
	Assets in Other Accounts Managed	$3,943,708,103	$6,819,258,538	$28,616,562,049
Joseph W. Runnels	Number of Other Accounts Managed	16	27	208
	Assets in Other Accounts Managed	$3,943,708,103	$6,819,258,538	$28,616,562,049

(1)	One of the accounts included in the totals, consisting of $332,799,904 of the total assets in the category, has a performance-based advisory fee.

(2)	Two of the accounts included in the totals, consisting of $1,625,731,842 of the total assets in the category, have performance-based advisory fees.

(3)	Thirty-four of the accounts included in the totals, consisting of $7,157,606,184 of the total assets in the category, have performance-based advisory fees.

Material Conflicts
As shown in the table above, the Portfolio’s investment personnel may manage other accounts with investment strategies similar to the Portfolio. Fees earned by the adviser may vary among these accounts, the investment personnel may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the investment personnel’s compensation than others. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if the investment personnel identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, INTECH believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. These procedures are described in further detail under “Additional Information About Janus Capital and the Subadviser.”

Compensation Information
The compensation structure of the investment personnel is determined by INTECH and is summarized by INTECH below. The following describes the structure and method of calculating the investment personnel’s compensation.

For managing the Portfolio and all other accounts, the investment personnel receive base pay in the form of a fixed annual salary paid by INTECH, which is not based on performance or assets of the Portfolio or other accounts. The investment personnel are also eligible for an annual cash bonus as determined by INTECH, which is not based on performance or assets of the Portfolio or other accounts, rather, it is based on overall corporate performance and individual contribution. The investment personnel, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

The investment personnel may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

OWNERSHIP OF SECURITIES

The investment personnel cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, the investment personnel do not own any outstanding Shares of the Portfolio. The investment personnel may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolio.

Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Portfolio’s Prospectus, the net asset value (“NAV”) of the Shares of the Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for the Portfolio is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Portfolio may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio’s NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in the Portfolio’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

PURCHASES

Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your purchase request must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares at the discretion of Janus Capital. The prospectus for your insurance company’s separate account or your plan documents contain detailed information about investing in the Portfolio.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that insurance companies or plan sponsors have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Under a distribution and shareholder servicing plan (“Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust’s distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. Payments are made to Janus Distributors, the Portfolio’s distributor, who may make ongoing payments to insurance companies and qualified plan service providers based on the value of Portfolio shares held by such intermediaries’ customers. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolio or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (“12b-1 Trustees”). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated as to a Portfolio at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of the 12b-1 Trustees.

As of the date of this SAI, Janus Distributors did not receive any 12b-1 fees from the Portfolio because the Portfolio is new.

REDEMPTIONS

Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Portfolio for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Portfolio. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Portfolio.

It is a policy of the Portfolio’s Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Portfolio could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

Unless otherwise instructed, all income dividends and capital gains distributions, if any, on the Portfolio’s Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

The Portfolio may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolio, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed even though the Portfolio may not have received any income upon such an event.

Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolio that qualifies under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders. If such election is not made by the Portfolio, any foreign taxes paid or accrued will represent an expense to the Portfolio, which will reduce its investment company taxable income.

A portfolio’s investments in REIT equity securities, if any, may require the portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the portfolio may be required to sell securities at a time when fundamental investment considerations would not favor such sales. A portfolio’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If the portfolio distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the IRS rules, a portion of a portfolio’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which a portfolio may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the portfolio may be subject to additional tax depending on the type of record holder of portfolio shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the portfolio’s performance.

Please consult a tax adviser regarding tax consequences of Portfolio distributions and to determine whether you will need to file a tax return.

Certain portfolio transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Portfolio will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by the Portfolio may generate nonqualified income that can impact an investor’s taxes.

Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. Refer to the prospectus for the separate account of the related insurance company or the plan documents for additional information.

Principal shareholders

As of the date of this SAI, all of the outstanding Shares of the Portfolio were owned by Janus Capital or an affiliate, which provided seed capital for the Portfolio. A portfolio that has only affiliated shareholders may be perceived as obtaining a benefit of any investments that contribute positively to its performance.

Miscellaneous information

The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust offers 12 series of shares, known as “Portfolios.” Each Portfolio presently offers interests in different classes of shares as described in the table below.

	Institutional	Service
Portfolio Name	Shares	Shares
Balanced Portfolio	x	x
Enterprise Portfolio	x	x
Flexible Bond Portfolio	x	x
Forty Portfolio	x	x
Global Technology Portfolio	x	x
Janus Aspen INTECH U.S. Low Volatility Portfolio		x
Janus Aspen Perkins Mid Cap Value Portfolio	x	x
Janus Aspen Protected Series – Growth	x	x
Janus Portfolio	x	x
Moderate Allocation Portfolio	x	x
Overseas Portfolio	x	x
Worldwide Portfolio	x	x

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Portfolio, the Portfolio must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a portfolio into another portfolio without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion, or subscription rights.

The Portfolio offers one class of shares. Service Shares, the Shares discussed in this SAI, are offered only in connection with investments in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by the Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or if that Portfolio’s or class’ interest in the matter differs from the interest of other Portfolios or classes of the Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name.

Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Portfolio will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a shareholder vote. Additional information may be found in the participating insurance company’s separate account prospectus.

The Trustees are responsible for major decisions relating to the Portfolio’s policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

The Trustees of the Trust (excluding Mr. Cvengros, a new Trustee) were elected at a Special Meeting of Shareholders on June 10, 2010. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust’s Bylaws, or the Trustees.

As mentioned previously in “Shareholder Meetings,” shareholders are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name. Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Portfolio, audits the Portfolio’s annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Financial statements

No financial statements are available for the Portfolio because the Portfolio is new.

janus.com/variable-insurance

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

JANUS ASPEN SERIES
PART C — OTHER INFORMATION
ITEM 28. Exhibits
Exhibit (a) — Articles of Incorporation

(a)(1)	Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, is incorporated herein by reference to Exhibit 1(t) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File
No. 33-63212).

(a)(2)	First Amendment to Amended and Restated Trust Instrument dated February 21, 2006, is incorporated herein by reference to Exhibit 1(u) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File
No. 33-63212).

(a)(3)	Second Amendment to Amended and Restated Trust Instrument dated April 18, 2006, is incorporated herein by reference to Exhibit 1(v) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File
No. 33-63212).

(a)(4)	Third Amendment to Amended and Restated Trust Instrument dated February 25, 2008, is incorporated herein by reference to Exhibit 1(w) to Post-Effective Amendment No. 45, filed on May 1, 2008 (File No. 33-63212).

(a)(5)	Fourth Amendment to Amended and Restated Trust Instrument, dated August 8, 2008, is incorporated herein by reference to Exhibit 1(x) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(a)(6)	Fifth Amendment to Amended and Restated Trust Instrument, dated December 9, 2008, is incorporated herein by reference to Exhibit 1(y) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(a)(7)	Sixth Amendment to Amended and Restated Trust Instrument, dated December 31, 2008, is incorporated herein by reference to Exhibit 1(z) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File
No. 33-63212).

(a)(8)	Seventh Amendment to Amended and Restated Trust Instrument, dated February 25, 2009, is incorporated herein by reference to Exhibit 1(aa) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File
No. 33-63212).

(a)(9)	Eighth Amendment to Amended and Restated Trust Instrument, dated December 3, 2009, is incorporated herein by reference to Exhibit 1(bb) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(a)(10)	Ninth Amendment to Amended and Restated Trust Instrument, dated December 11, 2009, is incorporated herein by reference to Exhibit 1(cc) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(a)(11)	Tenth Amendment to Amended and Restated Trust Instrument, dated June 24, 2010, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File
No. 33-63212).

(a)(12)	Eleventh Amendment to Amended and Restated Trust Instrument, dated June 22, 2011, is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File
No. 33-63212).

(a)(13)	Twelfth Amendment to Amended and Restated Trust Instrument, dated September 14, 2011, is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(a)(14)	Thirteenth Amendment to Amended and Restated Trust Instrument, dated March 15, 2012, is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(a)(15)	Fourteenth Amendment to Amended and Restated Trust Instrument, dated June 21, 2012, is filed herein as Exhibit (a)(15).

Exhibit (b) — By-laws

(b)(1)	Restated Bylaws are incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

(b)(2)	First Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

(b)(3)	Second Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(c) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

(b)(4)	Third Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(d) to Post-Effective Amendment No. 37, filed on April 30, 2004 (File No. 33-63212).

(b)(5)	Fourth Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 39, filed on April 29, 2005 (File No. 33-63212).

(b)(6)	Fifth Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 39, filed on April 29, 2005 (File No. 33-63212).

Exhibit (c) — Instruments Defining Rights of Security Holders (Not Applicable)

Exhibit (d) — Investment Advisory Contracts

(d)(1)	Form of Transfer and Assumption Agreement between Janus Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

(d)(2)	Investment Advisory Agreement for Balanced Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(pp) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(3)	Investment Advisory Agreement for Capital Appreciation Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(qq) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(4)	Investment Advisory Agreement for Core Equity Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(rr) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(5)	Investment Advisory Agreement for Flexible Income Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ss) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(6)	Investment Advisory Agreement for Global Life Sciences Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(uu) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(7)	Investment Advisory Agreement for Global Technology Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(vv) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(8)	Investment Advisory Agreement for Growth and Income Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ww) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(9)	Investment Advisory Agreement for Growth Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(xx) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(10)	Investment Advisory Agreement for International Growth Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(yy) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(11)	Investment Advisory Agreement for Mid Cap Growth Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(zz) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(12)	Investment Advisory Agreement for Mid Cap Value Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(13)	Investment Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(14)	Investment Advisory Agreement for Worldwide Growth Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(eee) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(15)	Sub-Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ggg) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(16)	Form of Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 4(jjj) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(17)	Form of Amendment to Investment Advisory Agreement for Flexible Income Portfolio is incorporated herein by reference to Exhibit 4(kkk) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(18)	Form of Amendment to Investment Advisory Agreement for Growth Portfolio is incorporated herein by reference to Exhibit 4(lll) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File
No. 33-63212).

(d)(19)	Investment Advisory Agreement for Balanced Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(mmm) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(20)	Investment Advisory Agreement for Core Equity Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(nnn) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(21)	Investment Advisory Agreement for Flexible Bond Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ooo) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(22)	Investment Advisory Agreement for Forty Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(qqq) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(23)	Investment Advisory Agreement for Global Life Sciences Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(rrr) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(24)	Investment Advisory Agreement for Global Technology Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(sss) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(25)	Investment Advisory Agreement for Growth and Income Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ttt) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(26)	Investment Advisory Agreement for International Growth Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(27)	Investment Advisory Agreement for Large Cap Growth Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(vvv) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(28)	Investment Advisory Agreement for Mid Cap Growth Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(www) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(29)	Investment Advisory Agreement for Mid Cap Value Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(xxx) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(30)	Investment Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(zzz) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(31)	Investment Advisory Agreement for Worldwide Growth Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(aaaa) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(32)	Sub-Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(bbbb) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(33)	Amendment to Investment Advisory Agreement for Core Equity Portfolio dated May 1, 2006 is incorporated herein by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File
No. 33-63212).

(d)(34)	Amendment to Investment Advisory Agreement for Risk-Managed Core Portfolio dated May 1, 2006 is incorporated herein by reference to Exhibit 4(dddd) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(d)(35)	Amendment to Sub-Advisory Agreement for Risk-Managed Core Portfolio dated May 1, 2006 is incorporated herein by reference to Exhibit 4(ffff) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(d)(36)	Amendment to Investment Advisory Agreement for Balanced Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(37)	Amendment to Investment Advisory Agreement for Flexible Bond Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(iiii) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(38)	Amendment to Investment Advisory Agreement for Forty Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No.
33-63212).

(d)(39)	Amendment to Investment Advisory Agreement for Fundamental Equity Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(llll) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(40)	Amendment to Investment Advisory Agreement for Global Life Sciences Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(mmmm) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(41)	Amendment to Investment Advisory Agreement for Global Technology Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(42)	Amendment to Investment Advisory Agreement for Growth and Income Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(oooo) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(43)	Amendment to Investment Advisory Agreement for International Growth Portfolio dated June 14, 2006 is incorporated herein by reference to as Exhibit 4(pppp) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(44)	Amendment to Investment Advisory Agreement for Large Cap Growth Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(qqqq) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(45)	Amendment to Investment Advisory Agreement for Mid Cap Growth Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(46)	Amendment to Investment Advisory Agreement for Mid Cap Value Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ssss) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(47)	Amendment to Investment Advisory Agreement for Janus Aspen INTECH Risk-Managed Core Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(uuuu) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(48)	Amendment to Investment Advisory Agreement for Worldwide Growth Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(xxxx) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(49)	Amendment to Sub-Advisory Agreement for Mid Cap Value Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(yyyy) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(50)	Amendment to Sub-Advisory Agreement for Janus Aspen INTECH Risk-Managed Core Portfolio dated January 1, 2008 is incorporated herein by reference to Exhibit 4(aaaaa) to Post-Effective Amendment No. 44, filed on February 15, 2008 (File No. 33-63212).

(d)(51)	Amended and Restated Investment Advisory Agreement for Janus Aspen Perkins Mid Cap Value Portfolio dated December 31, 2008 is incorporated herein by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 46, filed on February 13, 2009 (File No. 33-63212).

(d)(52)	Sub-Advisory Agreement for Janus Aspen Perkins Mid Cap Value Portfolio dated December 31, 2008 is incorporated herein by reference to Exhibit 4(eeeee) to Post-Effective Amendment No. 46, filed on February 13, 2009 (File No. 33-63212).

(d)(53)	Investment Advisory Agreement for Modular Portfolio Construction Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(ggggg) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(54)	Form of Amendment to Sub-Advisory Agreement for Janus Aspen INTECH Risk-Managed Core Portfolio dated December 9, 2008 is incorporated herein by reference to Exhibit 4(hhhhh) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(55)	Amendment to Investment Advisory Agreement for Fundamental Equity Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(iiiii) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(56)	Amendment to Investment Advisory Agreement for International Growth Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(jjjjj) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(57)	Amendment to Investment Advisory Agreement for Large Cap Growth Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(kkkkk) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(58)	Amendment to Investment Advisory Agreement for Mid Cap Growth Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(lllll) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d) (59)	Amendment to Investment Advisory Agreement for Worldwide Growth Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(mmmmm) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(60)	Amended and Restated Investment Advisory Agreement for Forty Portfolio dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(60) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(61)	Amended and Restated Investment Advisory Agreement for Janus Portfolio dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(61) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(62)	Amended and Restated Investment Advisory Agreement for Overseas Portfolio dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(62) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(63)	Amendment to Investment Advisory Agreement for Forty Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(63) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(64)	Amendment to Investment Advisory Agreement for Janus Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(64) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(65)	Amendment to Investment Advisory Agreement for Overseas Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(65) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(66)	Amendment to Investment Advisory Agreement for Worldwide Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(66) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(67)	Amendment to Investment Advisory Agreement for Janus Aspen Perkins Mid Cap Value Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(67) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(68)	Amendment to Investment Advisory Agreement for Modular Portfolio Construction Portfolio, dated July 1, 2010, is incorporated herein by reference to Exhibit (d)(68) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(d)(69)	Amendment to Investment Advisory Agreement for Dynamic Allocation Portfolio, dated August 31, 2011, is incorporated herein by reference to Exhibit (d)(69) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(d)(70)	Investment Advisory Agreement for Janus Aspen Protected Series — Growth is incorporated herein by reference to Exhibit (d)(70) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(d)(71)	Investment Advisory Agreement for Janus Aspen INTECH U.S. Low Volatility Portfolio is filed herein as Exhibit (d)(71).

(d)(72)	Form of Sub-Advisory Agreement for Janus Aspen INTECH U.S. Low Volatility Portfolio is filed herein as Exhibit (d)(72).

Exhibit (e) — Underwriting Contracts

(e)(1)	Amended Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 17, filed on February 26, 1999 (File No. 33-63212).

(e)(2)	Amended Distribution Agreement dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(e)(3)	Form of Distribution and Shareholder Services Agreement for Service Shares for Qualified Plans is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File
No. 33-63212).

(e)(4)	Form of Distribution and Shareholder Services Agreement for Service Shares for Insurance Companies is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File
No. 33-63212).

(e)(5)	Form of Amended and Restated Distribution Agreement, dated September 13, 2001, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(e)(6)	Form of Distribution and Shareholder Services Agreement for Service II Shares for Qualified Plans is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(e)(7)	Form of Distribution and Shareholder Services Agreement for Service II Shares for Insurance Companies is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(e)(8)	Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

(e)(9)	Amended and Restated Distribution Agreement between Janus Aspen Series and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

(e)(10)	Amendment to the Amended and Restated Distribution Agreement between Janus Distributors LLC and Janus Aspen Series, dated December 14, 2007, is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 44, filed on February 15, 2008 (File No. 33-63212).

Exhibit (f) — Bonus or Profit Sharing Contracts (Not Applicable)

Exhibit (g) — Custodian Agreements

(g)(1)	Amended and Restated Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company, dated August 1, 2005, is incorporated herein by reference to Exhibit 7(dd) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(g)(2)	Letter Agreement with regard to Risk-Managed Core Portfolio and Risk-Managed Growth Portfolio, dated February 21, 2006, is incorporated herein by reference to Exhibit 7(ee) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(g)(3)	Form of Letter Agreement with regard to Core Equity Portfolio, dated April 18, 2006, is incorporated herein by reference to Exhibit 7(ff) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File
No. 33-63212).

(g)(4)	Form of Letter Agreement with regard to Modular Portfolio Construction Portfolio, with State Street Bank and Trust Company, dated April 20, 2009, is incorporated herein by reference to Exhibit 7(gg) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(g)(5)	Form of Letter Agreement with regard to Moderate Allocation Portfolio, with State Street Bank and Trust Company, dated August 24, 2011, is incorporated herein by reference to Exhibit (g)(5) Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(g)(6)	Form of Letter Agreement with regard to Janus Aspen Protected Series — Growth, with State Street Bank and Trust Company, dated November 7, 2011, is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(g)(7)	Form of Letter Agreement with regard to Janus Aspen INTECH U.S. Low Volatility Portfolio, with State Street Bank and Trust Company is filed herein as Exhibit (g)(7).

Exhibit (h) — Other Material Contracts

(h)(1)	Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

(h)(2)	Amended and Restated Transfer Agency Agreement between Janus Aspen Series and Janus Services LLC, dated December 10, 2002, is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 35, filed on August 11, 2003 (File No. 33-63212).

(h)(3)	First Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated December 14, 2007, is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 44, filed on February 15, 2008 (File No. 33-63212).

(h)(4)	Form of Agreement and Plan of Reorganization is incorporated herein by reference to Exhibit 8(cc) to Post-Effective Amendment No. 45, filed on May 1, 2008 (File No. 33-63212).

(h)(5)	Expense Limitation Agreement between Janus Capital Management LLC and Modular Portfolio Construction Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 8(dd) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(h)(6)	Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series dated May 1, 2009 is incorporated herein by reference to Exhibit 8(ee) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(h)(7)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Enterprise Portfolio, is incorporated herein by reference to Exhibit 8(ff) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(8)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Janus Portfolio, is incorporated herein by reference to Exhibit 8(gg) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(9)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Overseas Portfolio, is incorporated herein by reference to Exhibit 8(hh) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(10)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Research Core Portfolio, is incorporated herein by reference to Exhibit 8(ii) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(11)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Worldwide Portfolio, is incorporated herein by reference to Exhibit 8(jj) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(12)	Expense Limitation Agreement between Janus Capital Management LLC and Flexible Bond Portfolio dated December 11, 2009 is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(h)(13)	Expense Limitation Agreement between Janus Capital Management LLC and Global Technology Portfolio dated December 11, 2009 is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(h)(14)	Expense Limitation Agreement between Janus Capital Management LLC and Janus Aspen Perkins Mid Cap Value Portfolio dated December 11, 2009 is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(h)(15)	Expense Limitation Agreement between Janus Capital Management LLC and Modular Portfolio Construction Portfolio dated December 11, 2009 is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(h)(16)	Second Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated October 2, 2008, is incorporated herein by reference to Exhibit (h)(16) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(h)(17)	Third Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated April 30, 2009, is incorporated herein by reference to Exhibit (h)(17) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(h)(18)	Fourth Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated April 30, 2010, is incorporated herein by reference to Exhibit (h)(18) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(h)(19)	Expense Limitation Agreement between Janus Capital Management LLC and Moderate Allocation Portfolio, dated June 22, 2011, is incorporated herein by reference to Exhibit (h)(19) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(h)(20)	Form of Capital Protection Agreement for Janus Aspen Protected Series — Growth is incorporated herein by reference to Exhibit (h)(20) to Post-Effective Amendment No. 56, filed on September 30, 2011 (File
No. 33-63212).

(h)(21)	Amended and Restated Parent Guaranty, dated April 18, 2011, is incorporated herein by reference to Exhibit (h)(21) to Post-Effective Amendment No. 56, filed on September 30, 2011 (File No. 33-63212).

(h)(22)	Administration Agreement between Janus Aspen Series and Janus Capital Management LLC, dated June 23, 2011, is incorporated herein by reference to Exhibit (h)(22) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(h)(23)	Expense Limitation Agreement between Janus Capital Management LLC and Janus Aspen Protected Series — Growth, dated September 14, 2011, is incorporated herein by reference to Exhibit (h)(23) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(h)(24)	Form of Capital Protection Agreement for Janus Aspen Protected Series — Growth is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File
No. 33-63212).

(h)(25)	Amended and Restated Parent Guaranty, dated September 29, 2011, is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(h)(26)	Fifth Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated March 15, 2012, is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(h)(27)	Expense Limitation Agreement between Janus Capital Management LLC and Janus Aspen INTECH U.S. Low Volatility Portfolio is filed herein as Exhibit (h)(27).

Exhibit (i) — Legal Opinion

(i)(1)	Opinion and Consent of Fund Counsel with respect to shares of Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio and Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 10 to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

(i)(2)	Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File
No. 33-63212).

(i)(3)	Opinion and Consent of Fund Counsel with respect to Equity Income Portfolio and Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

(i)(4)	Opinion and Consent of Fund Counsel with respect to Growth and Income Portfolio is incorporated herein by reference to Exhibit 10(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File
No. 33-63212).

(i)(5)	Opinion and Consent of Fund Counsel with respect to Service Shares of all the Portfolios is incorporated herein by reference to Exhibit 9(i) to Post-Effective Amendment 20, filed on October 26, 1999 (File
No. 33-63212).

(i)(6)	Opinion and Consent of Fund Counsel with respect to Global Life Sciences Portfolio and Global Technology Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 21, filed on November 1, 1999 (File No. 33-63212).

(i)(7)	Opinion and Consent of Fund Counsel with respect to Service II Shares of International Growth Portfolio, Worldwide Growth Portfolio and Global Technology Portfolio is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(i)(8)	Opinion and Consent of Fund Counsel with respect to Service Shares of Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio is incorporated herein by reference to Exhibit 9(l) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

(i)(9)	Opinion and Consent of Fund Counsel with respect to Institutional Shares of Mid Cap Value Portfolio is incorporated herein by reference to Exhibit 9(m) to Post-Effective Amendment No. 32, filed on February 26, 2003 (File No. 33-63212).

(i)(10)	Opinion and Consent of Fund Counsel with respect to Service Shares of Modular Portfolio Construction Portfolio is incorporated herein by reference to Exhibit 9(n) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(i)(11)	Opinion and Consent of Fund Counsel with respect to Institutional Shares and Service Shares of Moderate Allocation Portfolio is incorporated herein by reference to Exhibit (i)(11) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(i)(12)	Opinion and Consent of Fund Counsel with respect to Institutional Shares and Service Shares of Janus Aspen Protected Series — Growth is incorporated herein by reference to Exhibit (i)(12) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(i)(13)	Opinion and Consent of Fund Counsel with respect to Service Shares of Janus Aspen INTECH U.S. Low Volatility Portfolio is filed herein as Exhibit (i)(13).

Exhibit (j) — Other Opinions

(j)(1)	Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit (j)(1).

(j)(2)	Consent of PricewaterhouseCoopers LLP for Protected Series — Growth is incorporated herein by reference to Exhibit (j)(2) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(j)(3)	Consent of Deloitte & Touche LLP for Protected Series — Growth is incorporated herein by reference to Exhibit (j)(3) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

Exhibit (k) — Omitted Financial Statements

(k)(1)	BNP Statement of Financial Condition as of December 31, 2010 is incorporated herein by reference to Exhibit (k)(1) to Post-Effective Amendment No. 56, filed on September 30, 2011 (File No. 33-63212).

(k)(2)	BNP Statement of Financial Condition as of December 31, 2011 is incorporated herein by reference to Exhibit (k)(2) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

Exhibit (l) — Initial Capital Agreements (Not Applicable)

Exhibit (m) — Rule 12b-1 Plan

(m)(1)	Form of Distribution and Shareholder Servicing Plan for Service Shares between Janus Distributors, Inc. and Janus Aspen Series is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(m)(2)	Form of Distribution and Shareholder Servicing Plan for Service II Shares between Janus Distributors, Inc. and Janus Aspen Series, dated October 18, 2001, is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

Exhibit (n) — Rule 18f-3 Plan

(n)(1)	Rule 18f-3 Plan dated December 10, 1996 is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

(n)(2)	Amendment to Rule 18f-3 Plan dated June 15, 1999 is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 19, filed on June 21, 1999 (File No. 33-63212).

(n)(3)	Amendment to Rule 18f-3 Plan dated September 14, 1999 is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(n)(4)	Form of Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

(n)(5)	Amended and Restated Rule 18f-3 Plan, dated September 13, 2001, is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(n)(6)	Amended and Restated Rule 18f-3 Plan, dated June 18, 2002, is incorporated herein by reference to Exhibit 15(f) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

(n)(7)	Amended and Restated Rule 18f-3 Plan, dated December 10, 2002, is incorporated herein by reference to Exhibit 15(g) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

(n)(8)	Amended and Restated Rule 18f-3 Plan, dated March 15, 2012, is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(n)(9)	Amended and Restated Rule 18f-3 Plan, dated May 1, 2012, is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

Exhibit (o) — Reserved

Exhibit (p) — Codes of Ethics

(p)(1)	Revised Janus Ethics Rules, dated January 5, 2010, is incorporated herein by reference to Exhibit 16(z) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(p)(2)	Appendix C to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(p)(3)	Appendix D to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(p)(4)	Janus Ethics Rules, revised December 3, 2010, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(p)(5)	Janus Ethics Rules, revised March 17, 2011, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(p)(6)	Janus Ethics Rules, revised June 23, 2011, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(p)(7)	Janus Ethics Rules, revised February 7, 2012, is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 59, filed on February 15, 2012 (File No. 33-63212).

(p)(8)	Janus Ethics Rules, revised March 15, 2012, is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

Exhibit (q) — Power of Attorney

(q)(1)	Powers of Attorney, dated as of January 1, 2006, are incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(q)(2)	Powers of Attorney, dated as of March 16, 2007, are incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 43, filed on May 1, 2007 (File No. 33-63212).

(q)(3)	Powers of Attorney, dated as of April 11, 2008, are incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 45, filed on May 1, 2008 (File No. 33-63212).

(q)(4)	Power of Attorney, dated as of June 24, 2010, is incorporated herein by reference to Exhibit (q)(4) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(q)(5)	Power of Attorney, dated as of January 5, 2011, is incorporated herein by reference to Exhibit (q)(5) to Post-Effective Amendment No. 50 filed on February 14, 2011 (File No. 33-63212).
ITEM 29. Persons Controlled by or Under Common Control with Registrant
     The Board of Trustees of Janus Aspen Series is the same as that of Janus Investment Fund. Each such Trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the two Trusts are substantially identical. Nonetheless, Janus Aspen Series takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.

ITEM 30. Indemnification
     Article IX of Janus Aspen Series’ Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances, or a majority of a quorum of disinterested Trustees or independent counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.
ITEM 31. Business and Other Connections of Investment Adviser
     The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. Business backgrounds of the principal executive officers of the investment adviser and their position(s) with the adviser and affiliated entities (in the last two years) are listed in Schedule A of the adviser’s Form ADV as filed with the Securities and Exchange Commission (File No. 801-13991, dated March 29, 2012), which information from such schedule is incorporated herein by reference.
     The only business of INTECH Investment Management LLC (and its predecessors) (“INTECH”) and Perkins Investment Management LLC (and its predecessors) (“Perkins”) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. Business backgrounds of the principal executive officers of each subadviser and their position(s) with each respective subadviser and its affiliated entities (in the last two years) are listed in Schedule A of each subadviser’s Form ADV as filed with the Securities and Exchange Commission (INTECH — File No. 801-60987, dated January 27, 2012, as amended April 4, 2012; Perkins — File No. 801-62042, dated March 30, 2012), which information from such schedule is incorporated herein by reference.
ITEM 32. Principal Underwriters
(a)	Janus Distributors LLC (“Janus Distributors”) serves as principal underwriter for the Registrant and Janus Investment Fund.

(b)	The principal business address, positions with Janus Distributors and positions with the Registrant of Robin C. Beery, Stephanie Grauerholz-Lofton, and David R. Kowalski, officers and directors of Janus Distributors, are described under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. The principal executive officers of Janus Distributors are as follows:

Name	Position(s) with Janus Distributors
George S. Batejan	Executive Vice President
Robin C. Beery	Executive Vice President and Head of U.S. Distribution
Michael Drew Elder	Senior Vice President
Stephanie Grauerholz-Lofton	Vice President
David W. Grawemeyer	Executive Vice President
Kelly F. Hagg	Vice President
Heidi W. Hardin	General Counsel and Senior Vice President
Brennan A. Hughes	Vice President
John E. Ingram	President
Bruce L. Koepfgen	Chief Financial Officer and Executive Vice President
David R. Kowalski	Chief Compliance Officer and Senior Vice President
Karlene J. Lacy	Senior Vice President
Douglas J. Laird	Senior Vice President
John J. Mari	Vice President
Kristin B. Mariani	Vice President
Michelle R. Rosenberg	Vice President
Russell P. Shipman	Senior Vice President
Gibson Smith	Executive Vice President
Richard M. Weil	Executive Vice President
Messrs. Batejan, Elder, Grawemeyer, Hagg, Hughes, Ingram, Koepfgen, Laird, Mari, Shipman, and Weil, and Mses. Hardin, Lacy, Mariani, and Rosenberg do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

(c)	Not Applicable.
ITEM 33. Location of Accounts and Records
     The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805 and 720 South Colorado Blvd., Denver, Colorado 80206-1929; Iron Mountain, 5155 E. 46th Avenue, Denver, Colorado 80216 and 11333 E. 53rd Avenue, Denver, Colorado 80239; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351; and Deutsche Bank AG, New York Branch, 1301 Avenue of the Americas, New York, New York 10019. Certain records relating to the day-to-day portfolio management of Janus Aspen INTECH U.S. Low Volatility Portfolio are kept at the offices of the subadviser, INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. Certain records relating to the day-to-day portfolio management of Janus Aspen Perkins Mid Cap Value Portfolio are kept at the offices of the subadviser, Perkins Investment

Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.
ITEM 34. Management Services
     The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.
ITEM 35. Undertakings
     Not Applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 6th day of September, 2012.

JANUS ASPEN SERIES
By:	/s/ Robin C. Beery
Robin C. Beery, President and Chief Executive Officer

     Janus Aspen Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, (“Trust Instrument”) under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery	President and Chief Executive Officer	September 6, 2012

Robin C. Beery	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial	September 6, 2012

Jesper Nergaard	Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Signature	Title	Date

William F. McCalpin*	Chairman and Trustee	September 6, 2012

William F. McCalpin

William D. Cvengros*	Trustee	September 6, 2012

William D. Cvengros

John P. McGonigle*	Trustee	September 6, 2012

John P. McGonigle

James T. Rothe*	Trustee	September 6, 2012

James T. Rothe

William D. Stewart*	Trustee	September 6, 2012

William D. Stewart

Linda S. Wolf*	Trustee	September 6, 2012

Linda S. Wolf

/s/ Stephanie Grauerholz-Lofton

*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney, dated April 11, 2008, incorporated by reference to Exhibit 15(e) to Post-Effective Amendment No. 45, filed on May 1, 2008; Power of Attorney, dated June 24, 2010, incorporated by reference to Exhibit (q)(4) to Post-Effective Amendment No. 50, filed on February 14, 2011; and Power of Attorney, dated January 5, 2011, incorporated by reference to Exhibit (q)(5) to Post-Effective Amendment No. 50, filed on February 14, 2011

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title
(a)(15)	Fourteenth Amendment to Amended and Restated Trust Instrument

(d)(71)	Investment Advisory Agreement for Janus Aspen INTECH U.S. Low Volatility Portfolio

(d)(72)	Form of Sub-Advisory Agreement for Janus Aspen INTECH U.S. Low Volatility Portfolio

(g)(7)	Form of Letter Agreement with regard to Janus Aspen INTECH U.S. Low Volatility Portfolio, with State Street Bank and Trust Company

(h)(27)	Expense Limitation Agreement between Janus Capital Management LLC and Janus Aspen INTECH U.S. Low Volatility Portfolio

(i)(13)	Opinion and Consent of Fund Counsel with respect to Service Shares of Janus Aspen INTECH U.S. Low Volatility Portfolio

(j)(1)	Consent of PricewaterhouseCoopers LLP